Taxes Payable	12 Months Ended
Jun. 30, 2023
Taxes Payable [Abstract]
TAXES PAYABLE
9.	TAXES PAYABLE

As of June 30, 2023 and 2022, taxes payable consisted of the following:

	As of June 30,
	2023	2022
Corporate income tax	$3,495,646	$3,946,227
Value-added tax (“VAT”)	828,488	746,975
Related surcharges on VAT payable	108	2,224
IIT	702	1,841
Other tax	2,238	-
	$4,327,182	$4,697,267